RELATED PARTY TRANSACTIONS AND BALANCES - Related party transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Short-term borrowing guaranteed by Dr. Chris Chang Yu			¥ 5,900
Issuance shares for settlement off related party loan
Related Party Transaction [Line Items]
Related party transaction	¥ 6,891	$ 1,081
Issuance shares for stock option exercised
Related Party Transaction [Line Items]
Related party transaction	6,125	961
Share based compensation
Related Party Transaction [Line Items]
Related party transaction	6,430	1,009
Anpac Beijing
Related Party Transaction [Line Items]
Revenue rendered			1	¥ 3
Anpac Beijing | Consulting service
Related Party Transaction [Line Items]
Related party expense	2,190	344	898	2,199
Jiangsu Anpac
Related Party Transaction [Line Items]
Revenue rendered	121	19	39	64
Repayment of loan	(300)	(47)		(150)
Jiangsu Anpac | Consulting service
Related Party Transaction [Line Items]
Related party expense			8
Anpai
Related Party Transaction [Line Items]
Revenue rendered			96	616
Anpai | Consulting service
Related Party Transaction [Line Items]
Related party expense	129	20
Annadi
Related Party Transaction [Line Items]
Revenue rendered	1,284	201
Shanghai muqing industrial | Rent received
Related Party Transaction [Line Items]
Revenue rendered	411	64	443
Zhijun
Related Party Transaction [Line Items]
Interest expense	1,935	304	1,664	1,579
Repayment of related party loan			(17,261)
Jiaxing Zhijun | Purchase ordinary shares with the advance
Related Party Transaction [Line Items]
Related party transaction	0	0	0	25,000
CRS
Related Party Transaction [Line Items]
Loan from related party			1,498	1,202
Repayment of loan	¥ (2,803)	$ (440)	¥ (2,071)	(1,262)
Shanghai Yulin
Related Party Transaction [Line Items]
Repayment of loan				2,872
Loan to related party				¥ (2,885)